Share capital and reserves	12 Months Ended
Dec. 31, 2021
Share Capital And Reserves
Share capital and reserves

10.	Share capital and reserves

(a) Authorized share capital

At December 31, 2021, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b) Details of private placements and other issues of common shares in 2021, 2020 and 2019

On March 18, 2021, the Company closed a registered direct offering private placement for the purchase and sale of 15,846,154 common shares and common share warrants to purchase up to 7,923,077 common shares at a combined purchase price of US$0.65 per unit for aggregate gross proceeds of US$10.3 million (CAD$12,838,950). The common share warrants will be immediately exercisable, have an exercise price of US$0.80 per share and will expire three years from the date of issuance. Share issue costs included a finder’s fee of $834,532 in cash, and finders’ warrants to purchase up to 435,769 common shares at a price of US$0.80 per common share until March 18, 2024. The fair value of the finders’ warrants was $130,731. In connection with the registered direct offering, the Company also incurred $393,837 in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the registered direct offering were allocated $10,467,776 to share capital and $2,371,174 to warrants.

Share issue costs of $40,990 was recorded for fees paid related to the Short Form Base Shelf Prospectus file subsequent to year-end on February 25, 2021.

On August 6, 2020, the Company closed a non-brokered private placement by the issuance of 3,100,000 units at a price of $0.65 per unit for gross proceeds of $2,015,000. Each unit consists of one common share and one non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one common share of the Company at a price of $0.90 per share until August 6, 2023. Share issue costs included a finder’s fee of $52,341 in cash. In connection with the private placement, the Company also incurred $108,674 in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On March 27, 2020, the Company closed a non-brokered private placement by the issuance of 5,509,658 units at a price of $0.37 per unit for gross proceeds of $2,038,573. Each unit consists of one common share and one non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one common share of the Company at a price of $0.50 per share until March 27, 2023. In connection with the private placement, the Company also incurred $42,349 in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

(c) Warrants

The continuity of warrants for the years ended December 31, 2021, 2020 and 2019 are as follows:

Expiry date	Exercise price	December 31, 2020	Issued	Exercised	Expired	December 31, 2021
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	-	7,923,077	-	-	7,923,077
March 18, 2024	USD$0.80	-	435,769			435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		13,809,658	8,358,846	-	-	22,168,504
Weighted average exercise price		$0.92	$1.00	-	-	$0.95

The weighted average remaining life of warrants outstanding at December 31, 2021 was 1.51 years (2020 – 2.08 years).

Expiry date	Exercise price	December 31, 2019	Issued	Exercised	Expired	December 31, 2020
June 1, 2020	$2.45	4,928,900	-	-	(4,928,900)	-
June 7, 2020	$1.35	192,450	-	-	(192,450)	-
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	-	5,509,658	(20,000)	-	5,489,658
August 6, 2023	$0.90	-	3,100,000	-	-	3,100,000
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		10,341,350	8,609,658	(20,000)	(5,121,350)	13,809,658
Weighted average exercise price		$1.88	$0.64	$0.50	$2.41	$0.92

The weighted average remaining life of warrants outstanding at December 31, 2020 was 2.08 years (2019 – 1.53 years).

Expiry date	Exercise price	December 31, 2018	Issued	Exercised	Expired	December 31, 2019
June 1, 2019	$2.00	295,734	-	-	(295,734)	-
August 7, 2019	$2.00	1,259,704	-	-	(1,259,704)	-
August 7, 2019	$1.35	10,411	-	-	(10,411)	-
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	192,450	-	-	-	192,450
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
May 14, 2024	$1.50	-	500,000	-	-	500,000
Warrants outstanding and exercisable		11,407,199	500,000	-	(1,565,849)	10,341,350
Weighted average exercise price		$1.91	$1.50	-	$2.00	$1.88

The weighted average remaining life of warrants outstanding at December 31, 2019 was 1.53 years (2018 – 2.14 years).

The weighted average fair value of finders’ warrants granted during the years ended December 31, 2021, 2020 and 2019 calculated using the Black-Scholes option-pricing model at the issue dates, are as follows:

Weighted average assumptions used

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
435,769	March 18, 2021	$0.30	0.53%	3	72.42%	$Nil
500,000	May 14, 2019	$0.10	1.54%	5	44.25%	$Nil

(d) Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of 10% of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed 2% of the issued and outstanding common shares in any twelve month period. At December 31, 2021, the Company had reserved 1,732,141 stock options that may be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five trading days immediately preceding the date of the grant.

The maximum term of all options is five years. The Board of Directors determines the term of the option (to a maximum of five years) and the time during which any option may vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no more than 25% of such option being exercisable in any three month period. All options granted during the years ended December 31, 2021, 2020 and 2019 vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the years ended December 31, 2021, 2020 and 2019 are as follows:

Expiry date	Exercise price	December 31, 2020	Granted	Exercised	Expired	December 31, 2021
February 7, 2021	$1.11	300,000	-	-	(300,000)	-
February 7, 2021	$0.84	425,000	-	(375,000)	(50,000)	-
March 29, 2021	$1.08	400,000	-	-	(400,000)	-
March 29, 2021	$0.90	100,000	-	-	(100,000)	-
May 6, 2021	$0.69	557,000	-	(275,000)	(282,000)	-
July 7, 2021	$0.80	1,612,000	-	(75,000)	(1,537,000)	-
August 13, 2021	$1.01	150,000	-	-	(150,000)	-
September 16, 2021	$0.90	1,155,000	-	-	(1,155,000)	-
December 12, 2021	$1.00	200,000	-	-	(200,000)	-
March 4, 2022	$0.47	1,125,000	-	-	-	1,125,000
April 30, 2022	$0.41	100,000	-	-	-	100,000
April 30, 2022	$0.58	220,000	-	-	-	220,000
May 31, 2022	$0.62	700,000	-	-	(100,000)	600,000
June 9, 2022	$0.64	2,180,000	-	-	(200,000)	1,980,000
October 3, 2022	$1.13	1,346,000	-	-	(486,000)	860,000
December 15, 2022	$0.89	972,000	-	-	(72,000)	900,000
February 9, 2023	$0.97	-	450,000	-	(100,000)	350,000
March 3, 2023	$0.96	-	325,000	-	(75,000)	250,000
March 31, 2023	$0.68	-	1,975,000	-	-	1,975,000
May 8, 2023	$0.69	-	100,000	-	-	100,000
May 28, 2023	$0.65	-	100,000	-	-	100,000
July 8, 2023	$0.62	-	2,470,000	-	-	2,470,000
September 18, 2023	$0.51	-	960,000	-	-	960,000
Options outstanding and exercisable		11,542,000	6,380,000	(725,000)	(5,207,000)	11,990,000
Weighted average exercise price		$0.80	$0.67	$0.78	$0.90	$0.68

The weighted average remaining life of stock options outstanding at December 31, 2021 was 0.98 years (2020 – 1.08 years).

Expiry date	Exercise price	December 31, 2019	Granted	Exercised		Expired	December 31, 2020
April 10, 2020	$1.03	90,000	-	-		(90,000)	-
April 30, 2020	$1.53	500,000	-	-		(500,000)	-
April 30, 2020	$1.14	100,000	-	-		(100,000)	-
April 30, 2020	$1.04	100,000	-	-		(100,000)	-
June 8, 2020	$0.98	2,180,000	-	-		(2,180,000)	-
September 30, 2020	$1.25	1,095,000	-	(25,000)		(1,070,000)	-
September 30, 2020	$0.83	106,000	-	(106,000	)(i)	-	-
September 30, 2020	$0.79	170,000	-	(150,000	)(i)	(20,000)	-
December 13, 2020	$0.86	762,000	-	(635,000	)(i)	(127,000)	-
February 7, 2021	$1.11	300,000	-	-		-	300,000
February 7, 2021	$0.84	425,000	-	-		-	425,000
March 29, 2021	$1.08	400,000	-	-		-	400,000
March 29, 2021	$0.90	100,000	-	-		-	100,000
May 6, 2021	$0.69	557,000	-	-		-	557,000
July 7, 2021	$0.80	1,612,000	-	-		-	1,612,000
August 13, 2021	$1.01	150,000	-	-		-	150,000
September 16, 2021	$0.90	1,160,000	-	-		(5,000)	1,155,000
December 12, 2021	$1.00	200,000	-	-		-	200,000
March 4, 2022	$0.47	-	1,130,000	(5,000)		-	1,125,000
April 30, 2022	$0.41	-	115,000	(15,000)		-	100,000
April 30, 2022	$0.58	-	220,000	-		-	220,000
May 31, 2022	$0.62	-	700,000	-		-	700,000
June 9, 2022	$0.64	-	2,180,000	-		-	2,180,000
October 3, 2022	$1.13	-	1,346,000	-		-	1,346,000
December 15, 2022	$0.89	-	972,000	-		-	972,000
Options outstanding and exercisable		10,007,000	6,663,000	(936,000)		(4,192,000)	11,542,000
Weighted averageexercise price		$0.97	$0.74	$0.85		$1.12	$0.80

(i)	In accordance with the Company’s stock option plan, options holders exercised 100,000, 68,000 and 580,000 stock options on a cashless basis at an exercise price of $0.79, $0.83 and $0.86 respectively. The total number of shares issued in connection with the cashless exercise of options was 105,877.

The weighted average remaining life of stock options outstanding at December 31, 2020 was 1.08 years (2019 – 1.02 years).

Expiry date	Exercise price	December 31, 2018	Granted	Exercised	Expired	December 31, 2019
January 2, 2019	$1.04	375,000	-	-	(375,000)	-
March 17, 2019	$1.35	207,000	-	-	(207,000)	-
May 4, 2019	$1.99	175,000	-	-	(175,000)	-
May 19, 2019	$1.84	75,000	-	-	(75,000)	-
June 12, 2019	$1.89	75,000	-	-	(75,000)	-
July 2, 2019	$1.32	150,000	-	-	(150,000)	-
July 2, 2019	$1.19	60,000	-	-	(60,000)	-
July 2, 2019	$1.34	1,427,000	-	-	(1,427,000)	-
September 19, 2019	$1.40	1,160,000	-	-	(1,160,000)	-
April 10, 2020	$1.03	90,000	-	-	-	90,000
April 30, 2020	$1.53	500,000	-	-	-	500,000
April 30, 2020	$1.14	100,000	-	-	-	100,000
April 30, 2020	$1.04	100,000	-	-	-	100,000
June 8, 2020	$0.98	2,180,000	-	-	-	2,180,000
September 30, 2020	$1.25	1,095,000	-	-	-	1,095,000
September 30, 2020	$0.83	106,000	-	-	-	106,000
September 30, 2020	$0.79	170,000	-	-	-	170,000
December 13, 2020	$0.86	762,000	-	-	-	762,000
February 7, 2021	$1.11	300,000	-	-	-	300,000
February 7, 2021	$0.84	-	425,000	-	-	425,000
March 29, 2021	$1.08	400,000	-	-	-	400,000
March 29, 2021	$0.90	-	100,000	-	-	100,000
May 6, 2021	$0.69	-	557,000	-	-	557,000
July 7, 2021	$0.80	-	1,612,000	-	-	1,612,000
August 13, 2021	$1.01	-	150,000	-	-	150,000
September 16, 2021	$0.90	-	1,160,000	-	-	1,160,000
December 12, 2021	$1.00	200,000	-	-	-	200,000
Options outstanding and exercisable		9,707,000	4,004,000	-	(3,704,000)	10,007,000
Weighted average exercise price		$1.19	$0.83	-	$1.38	$0.97

The weighted average remaining life of stock options outstanding at December 31, 2019 was 1.02 years (2018 – 1.24 years).

The fair value of options granted during the years ended December 31, 2021, 2020 and 2019, calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
960,000	September 17, 2021	$0.23	0.45%	2	82.96%	$Nil
2,470,000	July 8, 2021	$0.25	0.45%	2	84.98%	$Nil
100,000	May 28, 2021	$0.30	0.32%	2	86.03%	$Nil
100,000	May 7, 2021	$0.30	0.33%	2	86.33%	$Nil
1,975,000	March 31, 2021	$0.31	0.22%	2	85.85%	$Nil
325,000	March 2, 2021	$0.43	0.26%	2	85.48%	$Nil
450,000	February 9, 2021	$0.49	0.19%	2	84.04%	$Nil
972,000	December 15, 2020	$0.35	0.25%	2	76.39%	$Nil
1,346,000	October 1, 2020	$0.35	0.24%	2	65.81%	$Nil
2,180,000	June 9, 2020	$0.25	0.28%	2	62.07%	$Nil
700,000	May 1, 2020	$0.20	0.30%	2	61.30%	$Nil
220,000	April 29, 2020	$0.22	0.32%	2	61.31%	$Nil
115,000	April 13, 2020	$0.12	0.33%	2	60.60%	$Nil
1,130,000	March 4, 2020	$0.20	0.92%	2	55.66%	$Nil
1,160,000	September 16, 2019	$0.29	1.60%	2	50.73%	$Nil
150,000	August 13, 2019	$0.28	1.35%	2	50.20%	$Nil
1,612,000	July 4, 2019	$0.19	1.58%	2	45.82%	$Nil
557,000	May 6, 2019	$0.17	1.59%	2	45.42%	$Nil
100,000	March 1, 2019	$0.22	1.68%	2	50.79%	$Nil
425,000	January 3, 2019	$0.31	1.91%	2	50.28%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended December 31, 2021 was $1,870,800 (2020 - $1,784,500; 2019 - $933,120).